UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 95.0%
Alaska 0.9%
Alaska, North Slope Borough, Series A, 2.0%, 6/30/2016	10,000,000	10,073,101
Arizona 3.7%
Arizona, Salt River Pima-Maricopa, Indian Community:
0.02% *, 10/1/2025, LOC: Bank of America NA	14,145,000	14,145,000
0.02% *, 10/1/2026, LOC: Bank of America NA	8,325,000	8,325,000
Arizona, State Health Facilities Authority Revenue, Banner Health:
Series B, 0.1% *, 1/1/2046, LOC: Bank of Tokyo-Mitsubishi UFJ	9,000,000	9,000,000
Series C, 0.1% *, 1/1/2046, LOC: Bank of America NA	9,000,000	9,000,000
		40,470,000
California 8.1%
California, Metropolitan Water District of Southern California, Series A-2, 0.21% *, Mandatory Put 8/30/2016 @ 100, 7/1/2030	15,000,000	15,000,000
California, State General Obligation, Series B, 3.0%, 8/1/2016	12,500,000	12,666,528
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.19% **, Mandatory Put 4/7/2016 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 2.0%, 6/30/2016	25,000,000	25,171,954
Riverside, CA, Water Revenue, Series A, 0.16% *, Mandatory Put 2/1/2017 @ 100, 10/1/2035	16,725,000	16,725,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.08%, 2/19/2016	14,000,000	14,000,000
		87,563,482
Colorado 0.6%
Colorado, State Housing & Finance Authority Revenue, Multi-Family Housing Project, "II/A2", AMT, 0.03% *, 4/1/2043, SPA: Federal Home Loan Bank	6,955,000	6,955,000
District of Columbia 0.6%
District of Columbia, Multi-Family Housing Finance Agency Revenue, Edgewood Terrace I Project, 0.65% **, Mandatory Put 12/1/2016 @ 100, 6/1/2017	6,000,000	6,000,000
Florida 6.7%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.01% *, 7/15/2024, LIQ: Fannie Mae	12,000,000	12,000,000
Florida, Capital Trust Agency, Multi-Family Housing Revenue, Portofino Villas, Series A, 0.03% *, 4/15/2036, LIQ: Fannie Mae	10,365,000	10,365,000
Florida, Halifax Hospital Medical Center Revenue, 0.01% *, 6/1/2048, LOC: JPMorgan Chase Bank NA	18,800,000	18,800,000
Florida, State Housing Finance Corp., St. Andrews Pointe Apartments, Series E-1, AMT, 0.02% *, 6/15/2036, LIQ: Fannie Mae	6,000,000	6,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.03% *, 10/1/2027, LOC: Northern Trust Co.	19,200,000	19,200,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.04% *, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		72,505,000
Georgia 1.5%
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.02% *, 6/1/2032, LIQ: U.S. Bank NA	11,400,000	11,400,000
Georgia, State General Obligation, Series I, 5.0%, 11/1/2016	5,000,000	5,171,437
		16,571,437
Hawaii 1.8%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Series 2135, AMT, 0.11% *, 3/1/2037, INS: FGIC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Idaho 2.8%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2016	30,000,000	30,209,589
Illinois 3.1%
Cook County, IL, Catholic Theological Union Project Revenue, 0.01% *, 2/1/2035, LOC: U.S. Bank NA	7,980,000	7,980,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17% **, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.02% *, 12/1/2033, LOC: PNC Bank NA	10,500,000	10,500,000
Illinois, State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, 0.01% *, 2/1/2029, LOC: JPMorgan Chase Bank NA	5,390,000	5,390,000
		33,870,000
Indiana 4.1%
Indiana, State Finance Authority Health System Revenue, Sisters of St. Francis, Series A, 0.01% *, 11/1/2041, LOC: JPMorgan Chase Bank NA	6,660,000	6,660,000
Indiana, State Finance Authority, Hospital Revenue, State University Health, Series D, 0.01% *, 3/1/2033, LOC: Northern Trust Co.	7,835,000	7,835,000
Posey County, IN, Economic Development Revenue, 0.35% **, Mandatory Put 8/2/2016 @ 100, 7/1/2046	29,250,000	29,250,000
		43,745,000
Louisiana 0.5%
Louisiana, JPMorgan Chase Putters/Drivers Trust, Series 5006, 0.01% *, 8/15/2016, LIQ: JPMorgan Chase Bank NA, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
Maine 2.9%
Maine, State Housing Authority Mortgage Revenue, Series E-2, AMT, 0.02% *, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maine, State Housing Authority, Mortgage Revenue:
Series D, AMT, 0.02% *, 11/15/2042, SPA: State Street Bank & Trust Co.	20,000,000	20,000,000
Series F-3, 0.4%, 11/15/2016	2,785,000	2,780,634
		30,780,634
Maryland 0.2%
Maryland, State General Obligation, Series E, 5.0%, 8/1/2016	2,500,000	2,559,291
Massachusetts 1.1%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	10,000,000	10,070,947
Massachusetts, State Special Obligation Revenue, Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: AGMC	1,740,000	1,770,194
		11,841,141
Michigan 1.9%
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.32% *, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Minnesota 2.1%
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.01% *, 10/1/2016, LOC: Royal Bank of Canada	12,000,000	12,000,000
Minnesota, St. Paul Housing & Redevelopment Authority, Health Care Facilities Revenue, Healthpartners Obligated Group Project, Prerefunded 11/15/2016 @ 100, 5.25%, 5/15/2036	4,550,000	4,723,393
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.03% *, 7/1/2048, LIQ: Federal Home Loan Bank	5,400,000	5,400,000
		22,123,393
Missouri 0.5%
Kansas City, MO, Special Obligation, H. Roe Bartle Scout Reservation, Series F, 0.01% *, 4/15/2025, LOC: Sumitomo Mitsui Banking	5,565,000	5,565,000
New Jersey 0.4%
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A, AMT, 0.02% *, 5/1/2028, LOC: Bank of America NA	3,900,000	3,900,000
New York 18.5%
New York, Metropolitan Transportation Authority Revenue:
Series G-2, 0.01% *, 11/1/2032, LOC: TD Bank NA	8,000,000	8,000,000
Series E-3, 0.01% *, 11/15/2050, LOC: Citibank NA	15,000,000	15,000,000
Series B1-B, 0.75%, 8/1/2016	10,000,000	10,013,315
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01% *, 11/1/2047, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 0.03% *, 5/1/2050, LOC: Bank of China	11,550,000	11,550,000
New York, State Housing Finance Agency Revenue, 625 W 57th Street Housing, Series 2015-A-1, 0.01% *, 5/1/2049, LOC: Bank of New York Mellon	9,300,000	9,300,000
New York, State Housing Finance Agency Revenue, 900 8th Avenue Condominium LLC, Series A, AMT, 0.02% *, 5/15/2035, LIQ: Fannie Mae	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.04% *, 11/1/2049, LOC: Bank of China	23,750,000	23,750,000
New York, State Power Authority, 0.14% **, Mandatory Put 3/1/2016 @ 100, 3/1/2020	34,525,000	34,525,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Las Casas Development, Series A, AMT, 0.05% *, 10/1/2040, LOC: Bank of America NA	3,155,000	3,155,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, The Plaza Residences LP, Series A, AMT, 0.03% *, 7/1/2039, LOC: Citibank NA	1,365,000	1,365,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.03% *, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB-1, 0.01% *, 6/15/2036, SPA: Bank of Tokyo-Mitsubishi UFJ	13,600,000	13,600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C, 3.0%, 11/1/2016	4,000,000	4,077,458
Series 13, 5.0%, 11/1/2016	8,045,000	8,323,887
Series B, 5.0%, 11/1/2016	4,045,000	4,188,230
New York, NY, General Obligation:
Series C, 2.0%, 8/1/2016	5,000,000	5,044,753
Series J, 3.0%, 8/1/2016	11,000,000	11,151,695
Series B, 5.0%, 8/1/2016	9,005,000	9,217,481
Series D, 5.0%, 8/1/2016	1,500,000	1,535,013
		199,796,832
Ohio 6.2%
Columbus, OH, General Obligation, 2.0%, 8/11/2016	14,500,000	14,635,146
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.03% *, 5/1/2049, LOC: Northern Trust Co.	16,505,000	16,505,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.01% *, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.01% *, 2/1/2026, LOC: Bank of Nova Scotia	9,000,000	9,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.02% *, 9/1/2036, SPA: State Street Bank & Trust Co.	8,010,000	8,010,000
		66,400,146
Pennsylvania 3.2%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.07% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Tennessee 2.3%
Metropolitan Government Nashville & Davidson County, TN, TECP, 0.05%, 3/22/2016	25,000,000	25,000,000
Texas 3.7%
Houston, TX, Airport System Revenue, TECP, 0.07%, 2/1/2016, LOC: Royal Bank of Canada	5,000,000	5,000,000
Houston, TX, Combined Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2016	8,775,000	9,093,158
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.03% *, 10/1/2039, LOC: Citibank NA	10,000,000	10,000,000
Texas, Hurst-Euless-Bedford Independent School District, 5.0%, 8/15/2016	3,000,000	3,075,538
Texas, State Public Finance Authority Revenue, Assessment Unemployment Compensation, Series A, 5.0%, 7/1/2016	12,775,000	13,026,964
		40,195,660
Utah 3.9%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.06% *, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,500,000	5,500,000
"I", Series E-1, AMT, 0.06% *, 1/1/2033, SPA: JPMorgan Chase Bank NA	3,755,000	3,755,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.06% *, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,230,000	4,230,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 0.21% **, 5/15/2049	16,300,000	16,300,000
Series C, 0.21% **, 5/15/2049	12,600,000	12,600,000
		42,385,000
Virginia 0.0%
Fairfax County, VA, Economic Development Authority, Healthcare Facilities Revenue, Capital Hospice Project, 0.03% *, 1/1/2034, LOC: Branch Banking & Trust	5,000	5,000
Washington 0.9%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.13% *, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	9,329,000	9,329,000
Wisconsin 2.6%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.19% **, 11/15/2043	17,825,000	17,825,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.01% *, 6/1/2037, LOC: JPMorgan Chase Bank NA	10,385,000	10,385,000
		28,210,000
Other 10.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.02% *, 10/15/2029, LIQ: Freddie Mac	15,770,000	15,770,000
"A", Series M031, 0.02% **, 12/15/2045, LIQ: Freddie Mac	10,430,000	10,430,000
"A", Series M017, 144A, AMT, 0.03% *, 9/15/2050, LIQ: Freddie Mac	41,962,000	41,962,000
"A", Series M015, AMT, 0.04% **, 5/15/2046, LIQ: Freddie Mac	31,570,000	31,570,000
FHLMC Multifamily Variable Rate Certificates, Series M033, 0.02% *, 3/15/2049, LIQ: Freddie Mac	10,525,000	10,525,000
		110,257,000
Total Municipal Investments (Cost $1,026,795,706)		1,026,795,706
Preferred Shares of Closed-End Investment Companies 4.8%
California 2.0%
California, Nuveen Dividend Advantage Municipal Fund:
Series 2, 144A, AMT, 0.1% *, 12/1/2040, LIQ: Citibank NA	14,100,000	14,100,000
Series 6, 144A, AMT, 0.1% *, 8/1/2040, LIQ: Citibank NA	2,500,000	2,500,000
Series 1-1362, 144A, AMT, 0.16% *, 6/1/2041	5,000,000	5,000,000
		21,600,000
Ohio 1.4%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.1% *, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.4%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.1% *, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $51,600,000)		51,600,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,078,395,706) †	99.8	1,078,395,706
Other Assets and Liabilities, Net	0.2	2,008,429
Net Assets	100.0	1,080,404,135

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of January 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
†	The cost for federal income tax purposes was $1,078,395,706.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$ —	$ 1,026,795,706	$ —	$ 1,026,795,706
Preferred Shares of Closed-End Investment Companies(a)	—	51,600,000	—	51,600,000
Total	$ —	$ 1,078,395,706	$ —	$ 1,078,395,706

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016